Leases - Summary of Leases Recognized in Balance Sheet (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 6,356,771	$ 4,484,521
Lease Liabilities [Abstract]
Current lease liabilities	522,297	345,933
Non-current lease liabilities	6,488,119	4,479,627
Lease liabilities	7,010,416	4,825,560
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 6,356,771	$ 4,484,521